Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Australia - 6.0%
Aurizon Holdings Ltd.	2,023,100	$ 5,949,453
BlueScope Steel Ltd.	670,300	15,374,177
Charter Hall Group, REIT	385,132	6,297,546
Qantas Airways Ltd.	2,269,700	15,794,879
SGH Ltd.	79,600	2,461,687
Whitehaven Coal Ltd.	529,200	2,613,480
Yancoal Australia Ltd.	596,400	2,350,001
		50,841,223
Austria - 0.6%
Strabag SE	48,600	4,690,765
Belgium - 1.8%
D'ieteren Group	50,308	10,383,826
Fagron	179,548	4,795,848
		15,179,674
Denmark - 1.6%
Scandinavian Tobacco Group AS (A)	668,428	7,420,061
Schouw & Co. AS	65,567	6,272,796
		13,692,857
Finland - 0.7%
Enento Group OYJ (A)	140,300	2,451,706
Raisio OYJ, V Shares	1,208,883	3,593,758
		6,045,464
France - 7.7%
Coface SA	566,800	10,345,243
Elis SA	495,500	14,212,870
ICADE, REIT	65,500	1,461,171
JCDecaux SE	264,200	6,921,279
Kaufman & Broad SA	233,429	6,835,558
Nexans SA	62,700	9,550,548
Tikehau Capital SCA (B)	255,700	4,688,339
Virbac SACA	21,000	8,177,543
Vivendi SE	1,701,300	3,139,725
		65,332,276
Germany - 4.6%
Borussia Dortmund GmbH & Co. KGaA	418,180	1,462,924
DWS Group GmbH & Co. KGaA (A)	91,400	7,709,459
Eckert & Ziegler SE	230,200	3,621,955
Elmos Semiconductor SE	58,600	9,902,422
SAF-Holland SE	365,688	9,141,847
SUSS MicroTec SE	84,200	7,289,094
		39,127,701
Greece - 2.2%
Motor Oil Hellas Corinth Refineries SA	311,351	18,238,945
Hong Kong - 0.4%
Great Eagle Holdings Ltd.	1,275,493	2,579,481
Pacific Textiles Holdings Ltd.	5,220,600	673,615
		3,253,096
Ireland - 3.6%
Bank of Ireland Group PLC	1,448,900	30,426,741
	Shares	Value
COMMON STOCKS (continued)
Italy - 2.4%
BFF Bank SpA (A)(B)(C)	858,600	$ 2,900,110
Buzzi SpA	241,400	11,450,890
Pirelli & C SpA (A)	760,400	5,792,435
		20,143,435
Japan - 33.4%
A&D HOLON Holdings Co. Ltd.	360,100	6,693,327
Air Water, Inc.	106,500	1,670,283
Bushiroad, Inc. (B)	413,600	969,863
Capcom Co. Ltd.	587,400	14,755,697
CKD Corp.	381,300	13,914,721
Dexerials Corp.	322,200	6,503,881
DTS Corp.	1,166,300	8,482,162
Fuji Corp.	393,900	17,597,996
FULLCAST Holdings Co. Ltd.	187,700	2,032,517
Furyu Corp.	124,100	1,075,808
Galilei Holdings Co. Ltd.	236,900	5,109,251
GMO internet group, Inc.	328,500	8,769,862
Hikari Tsushin, Inc.	63,900	15,624,613
Horiba Ltd.	138,800	21,784,840
Hosokawa Micron Corp.	85,200	2,672,853
Japan Petroleum Exploration Co. Ltd.	759,800	8,454,250
Kadokawa Corp.	189,700	4,151,087
Kaken Pharmaceutical Co. Ltd.	72,400	1,722,682
Katitas Co. Ltd.	206,100	4,366,820
Kumiai Chemical Industry Co. Ltd.	595,900	2,735,629
MatsukiyoCocokara & Co.	281,100	4,477,848
MEITEC Group Holdings, Inc.	269,600	5,643,312
Nakanishi, Inc.	500,600	9,513,277
Nextage Co. Ltd.	125,900	2,623,505
Nichiha Corp.	234,900	4,519,411
Nippon Parking Development Co. Ltd. (B)	2,021,700	3,118,228
Organo Corp.	120,700	10,859,532
PCA Corp. (B)	392,000	3,519,794
Rohto Pharmaceutical Co. Ltd.	361,400	5,412,400
RS Technologies Co. Ltd.	120,800	4,661,448
Sanwa Holdings Corp.	544,200	11,665,506
Shoei Co. Ltd.	78,900	961,667
Square Enix Holdings Co. Ltd.	618,700	10,750,109
Starts Corp., Inc.	122,400	3,629,486
Takasago Thermal Engineering Co. Ltd.	505,900	13,397,372
TKC Corp.	102,700	2,492,360
Token Corp.	66,100	5,539,871
Tokyotokeiba Co. Ltd.	70,100	2,209,032
USS Co. Ltd.	1,094,200	13,818,514
Wakita & Co. Ltd.	298,100	3,581,617
Yonex Co. Ltd.	636,200	10,352,050
		281,834,481
Netherlands - 5.4%
Euronext NV (A)	63,980	11,698,478
Koninklijke Vopak NV	185,000	10,472,787
Van Lanschot Kempen NV	309,700	23,274,061
		45,445,326
Norway - 5.2%
ABG Sundal Collier Holding ASA	7,420,267	5,629,303
Transamerica Funds

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Norway (continued)
Aker ASA, Class A	128,700	$ 17,313,037
Protector Forsikring ASA	236,700	12,316,561
Var Energi ASA	1,781,300	8,949,264
		44,208,165
Republic of Korea - 2.5%
Eugene Technology Co. Ltd.	238,509	17,993,619
Value Added Technology Co. Ltd.	233,600	2,827,546
		20,821,165
Singapore - 1.6%
ASMPT Ltd.	676,400	12,979,819
Spain - 2.2%
Fluidra SA	131,900	2,932,966
Logista Integral SA	283,764	12,105,824
Vidrala SA (B)	37,125	3,754,848
		18,793,638
Sweden - 2.6%
Cloetta AB, B Shares	2,445,300	14,683,917
Ratos AB, B Shares	544,200	2,057,099
Trelleborg AB, B Shares	124,200	5,521,192
		22,262,208
Switzerland - 1.8%
Swissquote Group Holding SA	291,360	15,179,682
United Kingdom - 12.7%
Barratt Redrow PLC	2,104,728	8,364,641
Bellway PLC	292,000	7,823,639
Burberry Group PLC (C)	270,400	4,358,418
Clarkson PLC	157,900	10,065,905
Domino's Pizza Group PLC (B)	1,626,400	4,434,758
Howden Joinery Group PLC	1,017,500	10,842,062
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
ICG PLC	280,935	$ 7,172,817
IG Group Holdings PLC	875,235	17,222,139
Informa PLC	1,250,427	14,979,643
Lancashire Holdings Ltd.	614,900	4,994,602
Morgan Sindall Group PLC	136,700	8,161,722
Oxford Metrics PLC (B)	844,100	434,577
Rathbones Group PLC	90,000	2,023,244
Savills PLC	531,500	6,590,231
		107,468,398
Total Common Stocks (Cost $508,724,641)		835,965,059
PREFERRED STOCK - 0.8%
Italy - 0.8%
Danieli & C Officine Meccaniche SpA,
0.74% (D)	126,890	6,524,019
Total Preferred Stock (Cost $2,226,068)		6,524,019
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (E)	3,579,317	3,579,317
Total Other Investment Company (Cost $3,579,317)		3,579,317
Total Investments (Cost $514,530,026)		846,068,395
Net Other Assets (Liabilities) - (0.2)%		(1,268,825)
Net Assets - 100.0%		$ 844,799,570
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Capital Markets	11.4%	$96,654,621
Machinery	7.7	65,132,530
Semiconductors & Semiconductor Equipment	6.2	52,826,402
Oil, Gas & Consumable Fuels	6.0	51,078,727
Electronic Equipment, Instruments & Components	4.1	34,982,048
Industrial Conglomerates	3.9	32,937,650
Entertainment	3.7	31,078,318
Banks	3.6	30,426,741
Building Products	3.5	29,582,289
Household Durables	3.4	28,563,709
Insurance	3.3	27,656,406
Media	3.1	26,052,009
Food Products	2.9	24,550,471
Commercial Services & Supplies	2.1	17,331,098
IT Services	2.0	17,252,024
Real Estate Management & Development	2.0	17,166,018
Trading Companies & Distributors	2.0	16,885,366
Specialty Retail	1.9	16,442,019
Transamerica Funds

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Health Care Equipment & Supplies	1.9%	$15,962,778
Automobile Components	1.9	15,895,949
Passenger Airlines	1.9	15,794,879
Metals & Mining	1.8	15,374,177
Construction & Engineering	1.5	12,852,487
Professional Services	1.5	12,619,895
Air Freight & Logistics	1.4	12,105,824
Construction Materials	1.4	11,450,890
Leisure Products	1.4	11,427,858
Distributors	1.2	10,383,826
Marine Transportation	1.2	10,065,905
Pharmaceuticals	1.2	9,900,225
Electrical Equipment	1.1	9,550,548
Diversified REITs	0.9	7,758,717
Tobacco	0.9	7,420,061
Hotels, Restaurants & Leisure	0.8	6,643,790
Ground Transportation	0.7	5,949,453
Personal Care Products	0.6	5,412,400
Textiles, Apparel & Luxury Goods	0.6	5,032,033
Health Care Providers & Services	0.6	4,795,848
Consumer Staples Distribution & Retail	0.5	4,477,848
Chemicals	0.5	4,405,912
Software	0.5	3,954,371
Containers & Packaging	0.5	3,754,848
Financial Services	0.3	2,900,110
Investments	99.6	842,489,078
Short-Term Investments	0.4	3,579,317
Total Investments	100.0%	$ 846,068,395
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$835,965,059	$—	$835,965,059
Preferred Stock	—	6,524,019	—	6,524,019
Other Investment Company	3,579,317	—	—	3,579,317
Total Investments	$3,579,317	$842,489,078	$—	$846,068,395
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the total value of 144A securities is $37,972,249, representing 4.5% of the Fund's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $9,484,198, collateralized by cash collateral of $3,579,317 and non-cash collateral, such as U.S. government securities of $6,443,096. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Non-income producing security.
(D)
Floating or variable rate security. The rate disclosed is as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)	Rate disclosed reflects the yield at July 31, 2026.
Transamerica Funds

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(F)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica International Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica International Small Cap Value (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds